Deposits - Maturities of Time Deposits Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Banking and Thrift, Interest [Abstract]
2022	$ 17,637
2023	2,298
2024	1,640
2025	655
2026	434
Thereafter	1
Total	$ 22,665	$ 30,694